Subsequent Events (Details Narrative)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	May 17, 2017 USD ($)
Subsequent Events [Abstract]
Date of License Agreement	Apr. 04, 2017	Apr. 04, 2017
Minimum Royalty Paid | $	$ 10,000	$ 10,000
Minimum Royalty Percentage		.08
Date of Stock Purchase Agreement		Apr. 19, 2017
Purchase Price Shares		6,000,000
Payable Purchase Price Shares and Cash		3,000,000
Payable purchase upon agreement		4,000,000
Promissory Note | $			$ 22,500
Promissory Note Interest Rate			.05